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                                                                     RULE 497(e)
                                                                         2-77283
                                                                       333-39804
                                                                       333-62811
                                                                       333-69386
                                                                       333-88824
                                                                       333-88822

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2004

                           EFFECTIVE NOVEMBER 1, 2004

                                       FOR

 DIVERSIFIER II, ENHANCED CREDIT VARIABLE ANNUITY, PENNANT SELECT, PENNFREEDOM,

  OPTIMIZER, RETIREMENT PLANNER VA, PENNFREEDOM ADVISOR, AND OLYMPIA XT ADVISOR

                                    ISSUED BY

                     THE PENN MUTUAL LIFE INSURANCE COMPANY

                               AND FUNDED THROUGH

                    PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

                     THE PENN MUTUAL LIFE INSURANCE COMPANY

                             PHILADELPHIA, PA 19172

                                  800-523-0650

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
    THE PROSPECTUSES AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.


                                IMPORTANT NOTICE

                 CHANGES TO THE PURCHASE PAYMENT MAILING ADDRESS

Effective November 1, 2004, all references in the prospectus stating the mailing address for subsequent purchase payments are hereby deleted and replaced as follows:

YOU MAY MAIL ALL CHECKS FOR SUBSEQUENT PURCHASE PAYMENTS TO:

The Penn Mutual Life Insurance Company
Payment Processing Center
P.O. Box 9773
Providence, RI  02940-9773

EXPRESS-MAIL CHECKS SHOULD BE SENT TO:

The Penn Mutual Life Insurance Company
Payment Processing Center
101 Sabin Street
Pawtucket, RI  02860

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE